MASTER TRUST - Fair Value of Investments (Details) - EBP 101 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 7,358,330,008	$ 6,103,158,888
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	1,444,951,104	1,362,605,921
Master Trust Balances | Collective funds and trusts
EBP, Master Trust [Line Items]
Total investments at fair value	5,027,454,439	3,905,004,698
Master Trust Balances | Emerson Common Stock Fund
EBP, Master Trust [Line Items]
Total investments at fair value	607,091,505	561,077,986
Master Trust Balances | Money market funds
EBP, Master Trust [Line Items]
Total investments at fair value	278,832,960	274,470,283
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	31,228,283	409,902,249
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	3,008,993	66,627,910
Plan's Interest in Master Trust Balances | Collective funds and trusts
EBP, Master Trust [Line Items]
Total investments at fair value	20,754,374	257,221,297
Plan's Interest in Master Trust Balances | Emerson Common Stock Fund
EBP, Master Trust [Line Items]
Total investments at fair value	6,669,824	62,897,739
Plan's Interest in Master Trust Balances | Money market funds
EBP, Master Trust [Line Items]
Total investments at fair value	$ 795,092	$ 23,155,303